PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of March 31, 2021 (unaudited)

Preferred Stocks	Interest Rate	Maturity Date	Shares	Market Value ($)
Banks (0.5%)
Bank of America	5.00%	09/17/2024	80,000	2,117,600

Equity Real Estate Investment Trusts (1.4%)
Digital Realty Trust Inc.	5.20%	10/10/2024	79,000	2,105,350
Public Storage	5.15%	06/02/2022	111,127	2,888,191
Public Storage	3.88%	10/06/2025	40,000	1,000,400

				5,993,941
Total investment in preferred stocks (1.9%) (cost $7,881,097)				8,111,541

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Air Freight & Logistics (0.8%)
FedEx Corp.	4.25%	05/15/2030	1,500,000	1,702,110
FedEx Corp.	4.75%	11/15/2045	1,500,000	1,751,644

				3,453,754
Airlines (0.7%)
Alaska Air 2020-1 Class B	8.00%	08/15/2025	2,248,530	2,496,779
Southwest Air 07-1 Trust	6.15%	08/01/2022	427,299	447,042

				2,943,821
Apparel & Luxury Goods (0.7%)
VF Corp.	2.95%	04/23/2030	3,000,000	3,104,909

Auto Components (1.3%)
APTIV plc	4.25%	01/15/2026	2,500,000	2,807,807
APTIV plc	5.40%	03/15/2049	2,000,000	2,437,523

				5,245,330
Building Products (0.4%)
Masco Corp.	2.00%	10/01/2030	2,000,000	1,900,374

Capital Markets (0.8%)
Charles Schwab Corp.	4.63%	03/22/2030	3,000,000	3,526,515

Chemicals (0.3%)
Linde plc	1.10%	08/10/2030	1,500,000	1,362,931

Commercial Services & Supplies (1.0%)
Waste Management Inc.	3.15%	11/15/2027	2,500,000	2,703,935
Waste Management Inc.	1.50%	03/15/2031	2,000,000	1,845,746

				4,549,681
Consumer Durables & Apparel (0.5%)
Nike Inc.	2.75%	03/27/2027	2,000,000	2,130,090

Consumer Finance (1.3%)
Mastercard Inc.	2.95%	06/01/2029	5,000,000	5,351,295

Consumer Services (1.4%)
Booking Holdings Inc.	4.63%	04/13/2030	5,000,000	5,820,466

Containers & Packaging (2.6%)
Ball Corp.	4.88%	03/15/2026	5,000,000	5,591,550
Sealed Air Corp.	5.25%	04/01/2023	2,500,000	2,646,875
Sealed Air Corp.	4.00%	12/01/2027	2,982,000	3,052,823

				11,291,248
Electronic Equipment Instruments (0.8%)
Trimble Inc.	4.90%	06/15/2028	3,000,000	3,458,864

Equity Real Estate Investment Trusts (3.8%)
Alexandria Real Estate	2.00%	05/18/2032	3,000,000	2,786,516
Alexandria Real Estate	4.85%	04/15/2049	1,000,000	1,193,522
American Tower Corp.	2.70%	04/15/2031	2,000,000	1,998,796
Iron Mountain Inc.	5.25%	03/15/2028	4,000,000	4,155,000
Regency Centers LP	3.75%	06/15/2024	2,000,000	2,145,596
Regency Centers LP	3.70%	06/15/2030	3,000,000	3,204,945

				15,484,375
Financial Data (1.0%)
MSCI Inc.	4.00%	11/15/2029	4,000,000	4,113,840

Food & Staples Retailing (1.2%)
Mondelez International Inc.	4.13%	05/07/2028	3,000,000	3,412,733
Mondelez International Inc.	1.50%	02/04/2031	2,000,000	1,827,646

				5,240,379
Food Products (1.2%)
McCormick & Co.	2.50%	04/15/2030	5,000,000	4,983,670

Health Care Equipment (3.7%)
Becton Dickinson and Co.	6.70%	08/01/2028	3,500,000	4,343,961
Becton Dickinson and Co.	4.69%	12/15/2044	1,500,000	1,782,656
Boston Scientific Corp.	4.00%	03/01/2029	1,000,000	1,108,340
Danaher Corp.	3.35%	09/15/2025	2,000,000	2,181,977
Danaher Corp.	4.38%	09/15/2045	1,000,000	1,161,656
Hologic Inc.	3.25%	02/15/2029	5,000,000	4,937,500

				15,516,090
Health Care Technology (1.9%)
DH Europe Finance II	3.25%	11/15/2039	2,000,000	2,034,450
Teleflex Inc.	4.63%	11/15/2027	500,000	529,375
Teleflex Inc.	4.25%	06/01/2028	5,500,000	5,699,375

				8,263,200
Hotel Restaurant & Leisure (0.9%)
Hilton Domestic Operating Company Inc.	3.75%	05/01/2029	1,000,000	990,000
Hilton Domestic Operating Company Inc.	4.88%	01/15/2030	1,500,000	1,591,200
Hilton Domestic Operating Company Inc.	4.00%	05/01/2031	1,500,000	1,500,000

				4,081,200
Household Products (0.6%)
The Clorox Co.	1.80%	05/15/2030	2,500,000	2,376,721

Industrial Conglomerates (1.1%)
Roper Technologies Inc.	2.95%	09/15/2029	2,000,000	2,081,430
Roper Technologies Inc.	2.00%	06/30/2030	2,500,000	2,379,186

				4,460,616
Interactive Media & Services (0.6%)
Alphabet Inc.	1.10%	08/15/2030	3,000,000	2,755,483

Internet & Catalog Retail (0.7%)
Amazon.com Inc.	4.80%	12/05/2034	2,500,000	3,137,715

IT Services (0.8%)
Fiserv Inc.	2.65%	06/01/2030	2,000,000	2,012,830
Fiserv Inc.	4.40%	07/01/2049	1,000,000	1,150,566

				3,163,396
Life Sciences Tools & Services (1.3%)
Agilent Technologies Inc.	2.75%	09/15/2029	4,750,000	4,860,173
Agilent Technologies Inc.	2.10%	06/04/2030	1,000,000	977,659

				5,837,832
Machinery (2.9%)
Cummins Inc.	4.88%	10/01/2043	2,500,000	3,138,280
Pentair Finance SA	4.50%	07/01/2029	5,000,000	5,684,645
Xylem Inc.	2.25%	01/30/2031	4,000,000	3,921,769

				12,744,694
Media (1.3%)
Comcast Corp.	4.25%	10/15/2030	5,000,000	5,741,160

Pharmaceuticals (0.7%)
Merck & Co. Inc.	3.40%	03/07/2029	2,000,000	2,195,836
Merck & Co. Inc.	2.45%	06/24/2050	1,000,000	881,957

				3,077,793
Retail (1.2%)
Lowe’s Companies Inc.	4.50%	04/15/2030	3,000,000	3,458,211
Lowe’s Companies Inc.	3.00%	10/15/2050	2,000,000	1,856,769

				5,314,980
Road & Rail (1.6%)
Kansas City Southern	2.88%	11/15/2029	4,000,000	4,086,594
Kansas City Southern	4.70%	05/01/2048	2,000,000	2,345,772

				6,432,366
Semiconductor (1.7%)
Intel Corp.	4.80%	10/01/2041	3,000,000	3,713,537
Micron Technology Inc.	5.33%	02/06/2029	2,775,000	3,262,747

				6,976,284
Semiconductor Equipment (1.3%)
Applied Materials Inc.	1.75%	06/01/2030	3,500,000	3,360,304
Lam Research Corp.	4.00%	03/15/2029	2,000,000	2,263,522

				5,623,826
Snack & Juice Bars (1.4%)
Starbucks Corp.	2.45%	06/15/2026	3,500,000	3,663,473
Starbucks Corp.	2.55%	11/15/2030	2,000,000	2,002,486

				5,665,959
Software (4.8%)
Adobe Inc.	2.30%	02/01/2030	4,500,000	4,547,722
Autodesk Inc.	4.38%	06/15/2025	3,630,000	4,056,178
Autodesk Inc.	2.85%	01/15/2030	2,250,000	2,307,193
Cadence Design Systems Inc.	4.38%	10/15/2024	3,940,000	4,371,268
Nuance Communications	5.63%	12/15/2026	5,000,000	5,243,750

				20,526,111
Specialty Retail (1.2%)
O’Reilly Automotive Inc.	4.20%	04/01/2030	4,500,000	5,044,448

Technology Hardware (1.3%)
Apple Inc.	2.85%	02/23/2023	2,000,000	2,088,355
Apple Inc.	4.38%	05/13/2045	2,750,000	3,293,775

				5,382,130
Telecom Services GIC (1.5%)
Verizon Communications Inc.	4.02%	12/03/2029	2,000,000	2,234,453
Verizon Communications Inc.	4.27%	01/15/2036	1,500,000	1,693,736
Verizon Communications Inc.	4.81%	03/15/2039	2,000,000	2,388,312

				6,316,501

Transportation & Infrastructure (1.3%)
Avantor Funding Inc.	4.63%	07/15/2028	2,500,000	2,610,900
Burlington Northern Santa Fe Corp.	5.05%	03/01/2041	2,500,000	3,132,390

				5,743,290
Wireless Telecom Services (2.0%)
T-Mobile USA Inc.	2.25%	02/15/2026	4,000,000	4,028,760
SBA Communications Corp.	3.88%	02/15/2027	4,500,000	4,599,900

				8,628,660
Total investment in corporate bonds (55.6%) (cost $242,222,946)				236,771,997

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
European Investment Bank	1.63%	10/09/2029	2,000,000	1,989,904
European Investment Bank	0.75%	09/23/2030	2,000,000	1,814,102
International Bank for Reconstruction & Development	3.13%	11/20/2025	4,000,000	4,393,952
International Finance Corp.	2.00%	10/24/2022	3,000,000	3,083,116
International Finance Corp.	2.13%	04/07/2026	6,000,000	6,316,680
Total investment in supranational bonds (4.1%) (cost $17,076,333)				17,597,754

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
U.S. Treasury	1.13%	07/31/2021	2,000,000	2,007,031
U.S. Treasury	2.50%	01/15/2022	4,500,000	4,585,957
U.S. Treasury	2.38%	03/15/2022	3,000,000	3,065,039
U.S. Treasury	0.13%	05/31/2022	3,000,000	3,000,703
U.S. Treasury	0.13%	06/30/2022	2,000,000	2,000,313
U.S. Treasury	1.75%	07/15/2022	3,000,000	3,063,164
U.S. Treasury	1.88%	08/31/2022	2,000,000	2,049,219
U.S. Treasury	1.63%	11/15/2022	3,000,000	3,071,953
U.S. Treasury	1.38%	02/15/2023	4,000,000	4,090,938
U.S. Treasury	2.50%	03/31/2023	2,000,000	2,093,047
U.S. Treasury	2.88%	10/31/2023	3,000,000	3,201,094
U.S. Treasury	2.50%	01/31/2024	2,000,000	2,122,734
U.S. Treasury	2.38%	02/29/2024	3,000,000	3,176,719
U.S. Treasury	2.13%	03/31/2024	3,000,000	3,157,266
U.S. Treasury	2.00%	05/31/2024	1,000,000	1,049,922
U.S. Treasury	1.75%	06/30/2024	2,000,000	2,084,844
U.S. Treasury	1.75%	07/31/2024	3,000,000	3,128,555
U.S. Treasury	1.25%	08/31/2024	2,000,000	2,051,484
U.S. Treasury	2.25%	11/15/2024	3,000,000	3,182,578
U.S. Treasury	1.50%	11/30/2024	2,000,000	2,067,266
U.S. Treasury	1.38%	01/31/2025	1,500,000	1,542,832
U.S. Treasury	2.00%	02/15/2025	3,000,000	3,158,437
U.S. Treasury	0.50%	03/31/2025	1,000,000	993,203
U.S. Treasury	0.38%	04/30/2025	2,000,000	1,974,141
U.S. Treasury	0.25%	06/30/2025	2,000,000	1,958,750
U.S. Treasury	2.25%	11/15/2025	3,000,000	3,193,242
U.S. Treasury	0.38%	12/31/2025	2,000,000	1,952,266
U.S. Treasury	2.63%	01/31/2026	2,000,000	2,164,062
U.S. Treasury	2.25%	03/31/2026	2,000,000	2,128,281
U.S. Treasury	1.88%	07/31/2026	4,000,000	4,176,250
U.S. Treasury	2.00%	11/15/2026	3,000,000	3,146,250
U.S. Treasury	1.63%	11/30/2026	2,000,000	2,055,859
U.S. Treasury	2.25%	02/15/2027	2,000,000	2,123,203

U.S. Treasury	0.63%	03/31/2027	1,000,000	966,250
U.S. Treasury	0.50%	06/30/2027	2,000,000	1,907,500
U.S. Treasury	2.25%	08/15/2027	3,000,000	3,177,891
U.S. Treasury	0.38%	09/30/2027	1,000,000	940,391
U.S. Treasury	0.63%	12/31/2027	1,000,000	951,445
U.S. Treasury	2.75%	02/15/2028	3,000,000	3,270,000
U.S. Treasury	2.88%	08/15/2028	3,000,000	3,297,656
U.S. Treasury	2.63%	02/15/2029	2,000,000	2,161,719
U.S. Treasury	1.63%	08/15/2029	1,500,000	1,504,277
U.S. Treasury	0.63%	08/15/2030	2,500,000	2,263,672
U.S. Treasury	3.50%	02/15/2039	2,000,000	2,393,203
U.S. Treasury	3.13%	11/15/2041	1,000,000	1,136,328
U.S. Treasury	2.75%	08/15/2042	1,000,000	1,070,469
U.S. Treasury	3.00%	05/15/2045	1,000,000	1,111,875
U.S. Treasury	2.75%	11/15/2047	1,500,000	1,599,199
U.S. Treasury	3.00%	08/15/2048	2,000,000	2,238,203
U.S. Treasury	2.88%	05/15/2049	2,000,000	2,189,688
U.S. Treasury	2.25%	08/15/2049	3,000,000	2,891,836
U.S. Treasury	2.00%	02/15/2050	1,000,000	911,719
U.S. Treasury	1.25%	05/15/2050	4,500,000	3,384,492
U.S. Treasury	1.38%	08/15/2050	2,000,000	1,554,375
U.S. Treasury (TIPS)	0.63%	07/15/2021	1,160,610	1,179,447
U.S. Treasury (TIPS)	0.13%	01/15/2022	1,155,730	1,182,231
U.S. Treasury (TIPS)	0.38%	07/15/2025	1,103,050	1,214,712
U.S. Treasury (TIPS)	1.75%	01/15/2028	1,248,620	1,500,222
U.S. Treasury (TIPS)	0.63%	02/15/2043	2,275,500	2,559,137

Total investment in U.S. government treasury bonds (31.4%) (cost $131,521,041)				133,374,539

Total investment in long-term securities (93.0%) (cost $398,701,417)				395,855,831

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.1%) α
Beneficial State Bank	0.30%	10/23/2021	250,000	244,384
Citizens Bank Trust	0.10%	10/06/2021	250,000	244,798

				489,182
Time Deposits (3.3%)
SEB, Stockholm	0.01%	04/01/2021	13,713,200	13,713,200

U.S. Treasury Bill (0.7%)
U.S. Treasury Bill	1.50%	09/30/2021	3,000,000	3,021,445

Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (0.2%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.01%			944,405

Total short-term securities (4.3%) (cost $18,168,232)				18,168,232

Total securities (97.3%) (cost $416,869,649)				414,024,063

Payable upon return of securities loaned (-0.2%)				(944,405)

Other assets and liabilities (2.9%)				12,487,882

Total net assets (100.0%)				425,567,540

q	This security is non-income producing.
l	This security, or partial position of this security, was on loan at March 31, 2021. The total value of the securities on loan at March 31, 2021 was $925,235.
plc	Public Limited Company
LP	Limited Partnership
TIPS	Treasury Inflation Protected Security